TAXATION (Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate) (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXATION
Statutory income tax rate	25.00%	25.00%	25.00%